Credit Risk - Disclosure of Forbearance Balances by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Homes
Disclosure of credit risk exposure [line items]
Capitalisation	£ 610	£ 605
Term extension	460	519
Interest-only	305	346
Concessionary interest rate	196	115
Forbearance	1,571	1,585
Loss allowances	£ 42	£ 38
Loans capitalisation forbearance Percentage	0.30%	0.30%
Loans term extension forbearance percentage	0.30%	0.30%
Loans interest only forbearance percentage	0.20%	0.20%
Loans concessionary interest rate forbearance percentage	0.10%	0.10%
Loans forbearance percentage	0.90%	0.90%
Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 54	£ 56
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Capitalisation	219	204
Term extension	98	150
Interest-only	238	239
Forbearance	£ 555	£ 593
Proportion of portfolio	2.00%	2.40%
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 17	£ 20
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Capitalisation	311	388
Term extension	320	444
Interest-only	240	273
Concessionary interest rate	6	4
Forbearance	877	1,109
Loss allowances	11	12
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	9	10
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	173	303
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Capitalisation	299	217
Term extension	140	75
Interest-only	65	73
Concessionary interest rate	190	111
Forbearance	694	476
Loss allowances	31	26
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	45	46
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	365	270
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	3	2
Business banking | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Business banking | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	3	2
Total other unsecured | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	51	54
Total other unsecured | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	9	10
Total other unsecured | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	42	44
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	1	1
Personal loans | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	1	0
Personal loans | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	0	1
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	34	38
Credit cards | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	6	7
Credit cards | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	28	31
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	16	15
Overdrafts | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	2	3
Overdrafts | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 14	£ 12